Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Non current portion of long-term debt from related party	$ 26,973	$ 28,579	$ 28,522
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, shares issued	41,334,433	41,331,719	40,940,326
Common stock, shares outstanding	41,334,433	41,331,719	40,940,326
Common stock, warrants issued	4,899,497	4,899,497	4,899,497
Common stock, warrants outstanding	4,899,497	4,899,497	4,899,497
Related Party [Member]
Receivables from related party	$ 10,428	$ 1,883	$ 4,016
Current portion of long-term debt from related party	7,512	6,604	20,500
Non current portion of long-term debt from related party	$ 31,652	$ 30,914	$ 30,630